SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s revenue from customers by geographical areas based on the location of the customers:

	For the years ended
	December 31,
	2025	2024	2023
US	$3,489,533	$7,393,736	$6,364,773
Taiwan	800,950	—	—
Canada	203,089	112,815	78,584
Total	$4,493,572	$7,506,551	$6,443,357

SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION

The following table sets forth the Company’s property and equipment, for the purpose of geographical information:

	As of December 31,
	2025	2024
PRC	$899,384	$4,241,628
Hong Kong	482,058	683,889
Total	$1,381,442	$4,925,517